Financial Instruments and Derivatives - Foreign Exchange Risk (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Currency risk | US dollar long-term debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings	$ 128.5	$ 265.1
Possible decrease in risk variable, impact on pre-tax earnings	(128.5)	(265.1)
Currency risk | Cross currency swaps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings	(118.2)	(254.8)
Possible decrease in risk variable, impact on pre-tax earnings	118.2	254.8
Currency risk | Foreign exchange swaps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings	8.5	14.1
Possible decrease in risk variable, impact on pre-tax earnings	$ (8.5)	$ (14.1)
Foreign exchange swaps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable percent	10.00%	10.00%